Equity - Additional Information (Details) $ / shares in Units, $ in Millions			1 Months Ended	2 Months Ended	3 Months Ended				12 Months Ended
	May 12, 2023 $ / shares shares	Apr. 26, 2023	Nov. 30, 2024 shares	Feb. 25, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2024 CAD ($) shares votePerShare $ / shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 consecutive_trading_day	Dec. 31, 2017
Disclosure of equity [Line Items]
Share option, available for grant (in shares)									9,001,488
Share option, granted (in shares)									1,082,270	1,383,000
Granted (in dollars per share) | $ / shares									$ 52.85	$ 54.66
Share option granted, vesting period									3 years
Share option granted, term									10 years
Weighted average exercise price | $ / shares									$ 21.21	22.69
Average share price (in usd per share) | $ / shares									$ 62.98	$ 54.46
Share based compensation expense (recovery) | $									$ 91	$ 81
Dilutive shares were not included in the diluted earnings per share (in shares)									1,036,929,000	1,321,427,000
Dividends declared and paid per share | $									$ 514	$ 515
Bottom of range
Disclosure of equity [Line Items]
Vesting percentage											0.00%
Top of range
Disclosure of equity [Line Items]
Vesting percentage											200.00%
Share option compensation expense
Disclosure of equity [Line Items]
Share based compensation expense (recovery) | $									$ 21	26
PSUs
Disclosure of equity [Line Items]
Consecutive trading days | consecutive_trading_day											20
Performance metric respective grant, percentage											20.00%
Performance metric one grant, percentage					40.00%				40.00%
Performance metric two, three and four respective grant, percentage					20.00%				20.00%		20.00%
Share options granted percentage												50.00%
PSUs | Bottom of range
Disclosure of equity [Line Items]
Vesting percentage											0.00%
PSUs | Top of range
Disclosure of equity [Line Items]
Vesting percentage											200.00%
Deferred share units (DSUs), restricted share units (RSUs), performance share units (PSUs) and performance deferred share units (PDSUs)
Disclosure of equity [Line Items]
Share based compensation expense (recovery) | $									$ 70	55
Total liability and intrinsic value for vested Units | $					$ 113				$ 113	$ 171
Class A Common Shares
Disclosure of equity [Line Items]
Number of votes per share | votePerShare									100
Number of sunset for the multiple voting rights		6 years
Dividends paid, ordinary shares per share | $ / shares					$ 0.125	$ 0.125	$ 0.125	$ 0.125
Dividends paid, other shares per share | $ / shares						0.625		0.625
Class B Subordinate Voting Shares
Disclosure of equity [Line Items]
Number of votes per share | votePerShare									1
Share exchanged ratio (in usd per share) | $ / shares	$ 0.67
Increase in shareholders funds (in shares)	302,000,000
Voting shares, renamed common shares, premium (in shares)	1
Number of share options issuable for grants (in shares)									46,000,000
Dividends paid, ordinary shares per share | $ / shares					$ 0.125	0.125	$ 0.125	0.125
Dividends paid, other shares per share | $ / shares						$ 0.625		$ 0.625
Stock repurchase program, term									1 year
Treasury stock shares authorized for repurchase			40,000,000
Purchase of voting shares under normal course issuer bid (in shares)									19,258,016	4,737,561
Purchase of treasury shares | $									$ 1,300	$ 250,000
Income tax relating to treasury repurchases | $									15
Payments for repurchase of common stock | $									$ 1,200
Cancellation of treasury shares, shares									19,158,016
Class B Subordinate Voting Shares | Major ordinary share transactions [member]
Disclosure of equity [Line Items]
Payments for repurchase of common stock | $				$ 6
Cancellation of treasury shares, shares				100,000